Document and Entity Information	Oct. 27, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001907982
Document Type	8-K
Document Period End Date	Oct. 27, 2022
Entity Registrant Name	D-Wave Quantum Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41468
Entity Tax Identification Number	84-1068854
Entity Address, Address Line One	3033 Beta Avenue
Entity Address, City or Town	Burnaby
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5G 4M9
City Area Code	(604)
Local Phone Number	630-1428
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	QBTS
Security Exchange Name	NYSE
Common Stock Warrants [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for 1.4541326 shares of common stock at an exercise price of $11.50
Trading Symbol	QBTS.WT
Security Exchange Name	NYSE